Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model - 12 months ended Dec. 31, 2023	USD ($) $ / shares	USD ($) ₪ / shares	ILS (₪)
January 2019 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | ₪			₪ 947
Share price on date of grant (in New Shekels per share) | ₪ / shares		₪ 10.12
Expected dividend	0.00%	0.00%
Expected volatility	74.00%	74.00%
Risk free interest	1.45%	1.45%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | ₪			947
Share price on date of grant (in Dollars per share) | ₪ / shares		₪ 10.12
July 2019 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | ₪			325
Share price on date of grant (in New Shekels per share) | ₪ / shares		₪ 8.72
Expected dividend	0.00%	0.00%
Expected volatility	75.00%	75.00%
Risk free interest	1.12%	1.12%
Vesting conditions	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | ₪			325
Share price on date of grant (in Dollars per share) | ₪ / shares		₪ 8.72
June 2020 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | ₪			282
Share price on date of grant (in New Shekels per share) | ₪ / shares		₪ 7.94
Expected dividend	0.00%	0.00%
Expected volatility	74.00%	74.00%
Risk free interest	0.53%	0.53%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | ₪			282
Share price on date of grant (in Dollars per share) | ₪ / shares		₪ 7.94
July 2020 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | ₪			124
Share price on date of grant (in New Shekels per share) | ₪ / shares		₪ 5.8
Expected dividend	0.00%	0.00%
Expected volatility	74.00%	74.00%
Risk free interest	0.37%	0.37%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | ₪			124
Share price on date of grant (in Dollars per share) | ₪ / shares		₪ 5.8
October 2020 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | ₪			70
Share price on date of grant (in New Shekels per share) | ₪ / shares		₪ 8
Expected dividend	0.00%	0.00%
Expected volatility	76.00%	76.00%
Risk free interest	0.42%	0.42%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | ₪			₪ 70
Share price on date of grant (in Dollars per share) | ₪ / shares		₪ 8
June 2021 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | $	$ 1,737	₪ 1,737
Share price on date of grant (in New Shekels per share) | $ / shares	$ 1.8
Expected dividend	0.00%	0.00%
Expected volatility	87.00%	87.00%
Risk free interest	0.69%	0.69%
Vesting conditions	will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | $	$ 1,737	₪ 1,737
Share price on date of grant (in Dollars per share) | $ / shares	$ 1.8
October 2021 [Member]
Equity (Details) - Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Line Items]
Fair value on grant date- in thousands (in New Shekels) | $	$ 91	₪ 91
Share price on date of grant (in New Shekels per share) | $ / shares	$ 1.4
Expected dividend	0.00%	0.00%
Expected volatility	85.00%	85.00%
Risk free interest	0.47%	0.47%
Vesting conditions	will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term	6 years	6 years
Fair value on grant date- in thousands (in Dollars) | $	$ 91	₪ 91
Share price on date of grant (in Dollars per share) | $ / shares	$ 1.4